Derivative Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Aug. 30, 2022
Derivative Liabilities [Line Items]
Additional warrants	403,504
Fair value amount		$ 8,200
Exercise price per share	$ 14.14			$ 14.14
Percentage of gross revenues	2.30%
Revenue sharing payment		$ 269	$ 40
IPO [Member]
Derivative Liabilities [Line Items]
Additional warrants	2,824,525	3,717,473
Fair value amount		$ 841	$ 2,710
Ordinary Shares [Member]
Derivative Liabilities [Line Items]
Additional warrants	403,504	531,068